Commitments and Contingencies - Schedule of Purchase Commitments in Connection With Commodity Streams (Parenthetical) (Detail) lb in Millions, $ in Millions	Dec. 31, 2022 AUD ($) $ / per_Oz $ / per_LB oz lb
Gold Commodity Type [member] | Relief Canyon [Member]
Commitments and Contingencies [Line Items]
Threshold, percentage life of mine or relevant weight commodity change	32,022
Gold Commodity Type [member] | Vatukoula [Member]
Commitments and Contingencies [Line Items]
Threshold, percentage life of mine or relevant weight commodity change	11,022
Commodity per ounce purchase price percentage of market price	20.00%
Gold Commodity Type [member] | Blyvoor Gold Stream [Member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price | $ / per_Oz	572
Initial delivered threshold production	300,000
Threshold cumulative commodity production	10,320,000
Gold Commodity Type [member] | Bonikro Gold Stream [Member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price | $ / per_Oz	400
Gold Commodity Type [member] | Greenstone Gold Stream [Member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price percentage of market price	20.00%
Per ounce payment to fund mine level environmental and social programs | $ / per_Oz	30
Gold Commodity Type [member] | Mercedes Gold Stream [Member]
Commitments and Contingencies [Line Items]
Threshold, percentage life of mine or relevant weight commodity change	25,200
Gold Commodity Type [member] | Platreef Gold Stream [Member]
Commitments and Contingencies [Line Items]
Payability factor	80.00%
Gold Commodity Type [member] | During Fixed Delivery Period [member] | Relief Canyon [Member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price | $ / per_Oz	0
Gold Commodity Type [member] | Until 39,000 Ounces [Member] | Bonikro Gold Stream [Member]
Commitments and Contingencies [Line Items]
Threshold, percentage life of mine or relevant weight commodity change	39,000
Gold Commodity Type [member] | Thereafter 120333 Ounces of Gold [Member] | Greenstone Gold Stream [Member]
Commitments and Contingencies [Line Items]
Threshold, percentage life of mine or relevant weight commodity change	120,333
Gold Commodity Type [member] | Until 131250 Gold Ounces Delivered [Member] | Platreef Gold Stream [Member]
Commitments and Contingencies [Line Items]
Threshold, percentage life of mine or relevant weight commodity change	131,250
Percentage of life of mine gold or relevant commodity	37.50%
Gold Commodity Type [member] | After 256980 Gold Ounces Delivered [Member] | Platreef Gold Stream [Member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	1.875%
Gold Commodity Type [member] | After 11,022 Ounces Delivered [Member] | Vatukoula [Member]
Commitments and Contingencies [Line Items]
Threshold, percentage life of mine or relevant weight commodity change	11,022
Gold Commodity Type [member] | After 120,333 Ounces Delivered [Member] | Greenstone Gold Stream [Member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	1.583%
Gold Commodity Type [member] | After 25,200 Ounces Delivered [Member] | Mercedes Gold Stream [Member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	4.40%
Commodity per ounce purchase price percentage of market price	25.00%
Gold Commodity Type [member] | Until 25,200 Ounces Delivered [Member] | Mercedes Gold Stream [Member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price percentage of market price	7.50%
Gold Commodity Type [member] | Above 100000 Ounces Produced In Calendar Year [Member] | Vatukoula [Member] | After Delivery of 11,022 Gold Ounces [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	1.199%
Gold Commodity Type [member] | Upto First 16000 Ounces Of Gold Delivered In Calendar Year [Member] | Blyvoor Gold Stream [Member] | Until 300,000 Total Ounces Delivered [Member]
Commitments and Contingencies [Line Items]
Threshold, percentage life of mine or relevant weight commodity change	16,000
Percentage of life of mine gold or relevant commodity	10.00%
Gold Commodity Type [member] | After 16000 Ounces Of Gold Delivered In Calendar Year [Member] | Blyvoor Gold Stream [Member] | Until 300,000 Total Ounces Delivered [Member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	5.00%
Gold Commodity Type [member] | Upto First 100000 Ounces Produced In Calendar Year [Member] | Vatukoula [Member] | After 11,022 Total Ounces Delivered [Member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	1.363%
Gold Commodity Type [member] | Upto First 100000 Ounces Received In Calendar Year [Member] | Blyvoor Gold Stream [Member]
Commitments and Contingencies [Line Items]
Commodity Production Limit	100,000
Gold Commodity Type [member] | Upto First 100000 Ounces Received In Calendar Year [Member] | Blyvoor Gold Stream [Member] | After 300000 Ounces Delivered Until 10320000 Ounces Produced [Member]
Commitments and Contingencies [Line Items]
Percentage of commodity received on production	0.50%
Gold Commodity Type [member] | Until 39000 Ounces Delivered [Member] | Bonikro Gold Stream [Member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	6.00%
Gold Commodity Type [member] | From 39000 Ounces To 61750 Ounces Delivered [Member] | Bonikro Gold Stream [Member]
Commitments and Contingencies [Line Items]
Threshold, percentage life of mine or relevant weight commodity change	61,750
Percentage of life of mine gold or relevant commodity	3.50%
Gold Commodity Type [member] | After 61750 Ounces Delivered [Member] | Bonikro Gold Stream [Member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	2.00%
Gold Commodity Type [member] | Until 120333 Ounces Of Gold Delivered [Member] | Greenstone Gold Stream [Member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	2.375%
Percentage basis	100.00%
Gold Commodity Type [member] | Until 405000 Ounces Gold Delivered [Member] | Hod Maden [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	20.00%
Commodity per ounce purchase price percentage of market price	50.00%
Percentage basis	100.00%
Gold Commodity Type [member] | After 405000 Ounces Of Gold Delivered [Member] | Hod Maden [member]
Commitments and Contingencies [Line Items]
Threshold, percentage life of mine or relevant weight commodity change	405,000
Percentage of life of mine gold or relevant commodity	12.00%
Commodity per ounce purchase price percentage of market price	60.00%
Gold Commodity Type [member] | Until Aggregate 256980 Gold Ounces Delivered [Member] | Platreef Gold Stream [Member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price | $ / per_Oz	100
Threshold, percentage life of mine or relevant weight commodity change	256,980
Gold Commodity Type [member] | After 8.6 Million Ounces Produced [member] | The Lesser of $500 and Prevailing Market Price [member] | Hugo North Extension and Heruga [member] | Top of Range [member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price | $ / per_Oz	500
Gold Commodity Type [member] | Until 8.6 Million Ounces produced [Member] | The Lesser of $220 and Prevailing Market Price [member] | Hugo North Extension and Heruga [member] | Bottom of Range [member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price | $ / per_Oz	220
Gold Commodity Type [member] | After 131250 Ounces Delivered Until Aggregate 256980 Gold Ounces Delivered [Member] | Platreef Gold Stream [Member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	30.00%
Gold Commodity Type [member] | Upto 11,022 Ounces Delivered [member] | Vatukoula [Member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price percentage of market price	20.00%
Copper Commodity Type [member] | Chapada Mine [member]
Commitments and Contingencies [Line Items]
Threshold, annual maximum measurement weight commodity purchase | lb	3.9
Percentage of life of mine gold or relevant commodity	4.20%
Commodity per ounce purchase price percentage of market price	30.00%
Copper Commodity Type [member] | Hugo North Extension and Heruga [member]
Commitments and Contingencies [Line Items]
Threshold, purchase price per measurement weight change | lb	9,100.0
Copper Commodity Type [member] | Below 560 Metres Threshold [member] | Hugo North Extension and Heruga [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	0.42%
Copper Commodity Type [member] | Above 560 Metres Threshold [member] | Hugo North Extension and Heruga [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	0.62%
Copper Commodity Type [member] | Before 9.1 Billion Pounds Produced [member] | The Lesser of $.50 and Prevailing Market Price [member] | Hugo North Extension and Heruga [member]
Commitments and Contingencies [Line Items]
Commodity per pound purchase price | $ / per_LB	0.5
Copper Commodity Type [member] | After 9.1 Billion Pounds Produced [member] | The Lesser of $1.10 and Prevailing Market Price [member] | Hugo North Extension and Heruga [member]
Commitments and Contingencies [Line Items]
Commodity per pound purchase price | $ / per_LB	1.1
Copper Commodity Type [member] | Before Chapada Copper Stream Delivers 39 Million Pounds [Member] | Chapada Mine [member]
Commitments and Contingencies [Line Items]
Threshold, percentage life of mine or relevant weight commodity change | lb	39.0
Percentage of life of mine gold or relevant commodity	4.20%
Copper Commodity Type [member] | Above 39 Million Pounds And Less Than 50 Million Pounds Threshold [member] | Chapada Mine [member]
Commitments and Contingencies [Line Items]
Threshold, percentage life of mine or relevant weight commodity change | lb	50.0
Percentage of life of mine gold or relevant commodity	3.00%
Copper Commodity Type [member] | Above 50 Million Pounds [member] | Chapada Mine [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	1.50%
Gold and Silver Commodity Type [member] | Relief Canyon [Member] | Bottom of Range [member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price percentage of market price	30.00%
Gold and Silver Commodity Type [member] | Relief Canyon [Member] | Top of Range [member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price percentage of market price	65.00%
Gold and Silver Commodity Type [member] | Below 560 Metres Threshold [member] | Hugo North Extension [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	5.62%
Gold and Silver Commodity Type [member] | Below 560 Metres Threshold [member] | Heruga [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	4.26%
Gold and Silver Commodity Type [member] | Above 560 Metres Threshold [member] | Hugo North Extension [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	8.43%
Gold and Silver Commodity Type [member] | Above 560 Metres Threshold [member] | Heruga [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	6.39%
Gold and Silver Commodity Type [member] | After 32022 Ounces Delivered [Member] | Relief Canyon [Member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	4.00%
Silver Commodity Type [member] | Yamana Silver Stream [member]
Commitments and Contingencies [Line Items]
Threshold, annual maximum measurement weight commodity purchase	1,200,000
Threshold, percentage life of mine or relevant weight commodity change	7,000,000
Commodity per ounce purchase price percentage of market price	30.00%
Silver Commodity Type [member] | Woodlawn Silver Stream [Member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	80.00%
Aggregate maximum delivery threshold | $	$ 27.0
Payment per million tones ore processed | $	1.0
Aggregate cumulative cap delivery | $	$ 10.0
Silver Commodity Type [member] | Before 40.3 million ounces produced from property [member] | The Lesser of $5 and Prevailing Market Price [member] | Hugo North Extension and Heruga [member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price | $ / per_Oz	5
Silver Commodity Type [member] | After 40.3 Million Ounces Produced [member] | The Lesser of $10 and Prevailing Market Price [member] | Hugo North Extension and Heruga [member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price | $ / per_Oz	10
Silver Commodity Type [member] | Below 7 Million Ounces Threshold [member] | Yamana Silver Stream [member] | Annual Maximum Of 1.2 Million Ounces [Member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	20.00%
Silver Commodity Type [member] | Above 7 Million Ounces Threshold [member] | Yamana Silver Stream [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	9.00%
Silver Commodity Type [member] | Until 3750000 Ounces of Silver [Member] | Mercedes Silver Stream [Member]
Commitments and Contingencies [Line Items]
Threshold, percentage life of mine or relevant weight commodity change	3,750,000
Silver Commodity Type [member] | Until 3750000 Ounces of Silver Delivered [Member] | Mercedes Silver Stream [Member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price percentage of market price	20.00%
Percentage of commodity production purchased	100.00%
Minimum Annual Delivery Requirement Per Annum	300,000
Silver Commodity Type [member] | After 3750000 Ounces of Silver Delivered [Member] | Mercedes Silver Stream [Member]
Commitments and Contingencies [Line Items]
Threshold, percentage life of mine or relevant weight commodity change	3,750,000
Commodity per ounce purchase price percentage of market price	20.00%
Percentage of commodity production purchased	30.00%
Zinc Commodity [Member] | CEZinc zinc stream [Member]
Commitments and Contingencies [Line Items]
Maximum total delivery of commodity | lb	68.0
Percentage of life of mine gold or relevant commodity	1.00%